Accounts Payable	12 Months Ended
Dec. 31, 2020
Subclassifications Of Assets Liabilities And Equities [Abstract]
Accounts Payable
23.	Accounts Payable

As at December 31, 2020 and 2019, this account consists of:

	2020	2019
	(in million pesos)
Suppliers and contractors (Note 28)	75,322	68,051
Taxes (Note 27)	2,330	1,457
Carriers and other customers (Note 28)	1,336	1,387
Related parties (Notes 25 and 28)	300	602
Others	3,125	6,348
	82,413	77,845

Accounts payable are noninterest-bearing and are normally settled within 180 days.

In 2019, one of our major suppliers entered into Trade Financing Arrangements, or TFA, to sell a portion of its Philippine Peso receivables from the Parent Company amounting to Php1,799 million and from Smart amounting to Php3,200 million.  Under the terms of the TFA, the Purchaser will have exclusive ownership of the purchased receivables and all of its rights, title and interest.   The amount reclassified from “Accounts Payable – Suppliers and contractors” to “Accounts Payable – Others” amounted to Php4,999 million as at ended December 31, 2019.

In 2020, the same supplier entered into another TFA to sell a portion of its Philippine Peso receivables from the Parent Company amounting to Php400 million and from Smart amounting to Php1,155 million.  The amount reclassified from “Accounts Payable – Suppliers and contractors” to “Accounts Payable – Others” amounted to Php1,155 million as at December 31, 2020.

For terms and conditions pertaining to the payables to related parties, see Note 25 – Related Party Transactions.

For detailed discussion on the PLDT Group’s liquidity risk management processes, see Note 28 – Financial Assets and Liabilities – Liquidity Risk.